FLIGHT EQUIPMENT HELD FOR SALE (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Aircraft	Dec. 31, 2015 USD ($) Aircraft Portfolio	Sep. 30, 2017 Aircraft
Flight Equipment Held for Sale [Abstract]
Gain on sale of aircraft | $		$ 3,926	$ 27,195	$ 28,959
Number of aircraft agreed to be sold | Aircraft				45
Number of portfolio sales | Portfolio				2
Number of aircraft delivered to purchaser | Aircraft			13	32
Number of aircraft held for sale | Aircraft					1
Flight equipment held for sale, net | $	$ 0	$ 0	$ 0
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Sale [Abstract]
Gain on sale of aircraft | $	$ 3,900		$ 5,000	$ 33,000